                             OppenheimerFunds, Inc.
                           Two World Financial Center
                         225 Liberty Street, 11th Floor
                             New York, NY 10281-1008

August 23, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:  Centennial New York Tax Exempt Trust (the "Registrant")
           Reg. No. 33-23494; File No. 811-5584

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities
Act"), I hereby represent that the form of Prospectus and Statement of Additional
Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 25 to the
Registrant's Registration Statement on Form N-1A, which was filed electronically with the
Securities and Exchange Commission on August 21, 2006.

                                                Sincerely,

                                                /s/ Kathleen T. Ives
                                                ------------------------------------
                                                Kathleen T. Ives
                                                Vice President & Senior Counsel
                                                303.768.3331
                                                kives@oppenheimerfunds.com

cc:  Myer, Swanson, Adams & Wolf, P.C.
     Deloitte & Touche LLP
     Gloria LaFond
     Nancy S. Vann